Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
8.	SHORT-TERM BORROWINGS

As of December 31, 2023 and 2024, the bank borrowings were for working capital and capital expenditure purposes. Short-term borrowings consisted of the following:

	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2023	As of December 31, 2024
			USD	USD	USD
Short-term borrowings:
China Construction Bank (1) (5)	3.65%	March, 2025	3,424,987	-	3,424,987
Beijing Bank (1)	4.50%	September, 2025	2,739,990	-	2,739,990
Agricultura Bank of China (1)	3.35%	June, 2025	2,465,991	-	2,465,991
Agricultura Bank of China (1)	3.35%	May, 2025	1,917,992	-	1,917,992
Shanghai Bank (2)	4.00%	February, 2025	1,643,993	-	1,643,993
Shanghai Bank (3)	4.00%	May, 2025	1,369,994	-	1,369,994
Shanghai Bank (3)	4.00%	May, 2025	1,369,994	-	1,369,994
Agricultura Bank of China (1)	3.35%	August, 2025	1,369,994	-	1,369,994
Bank of Nanjing	5.00%	June, 2025	1,369,994	-	1,369,994
Bank of Ningbo	4.30%	August, 2025	1,369,994	-	1,369,994
Bank of Ningbo	4.30%	August, 2025	1,369,994	-	1,369,994
Shanghai Rural Commercial Bank	3.50%	October, 2025	1,369,994	-	1,369,994
China Bohai Bank	4.90%	February, 2025	1,369,994	-	1,369,994
China Bohai Bank	4.90%	February, 2025	1,369,994	-	1,369,994
Bank of Wenzhou	5.55%	April, 2025	1,369,994	-	1,369,994
Shengjing Bank (1)	4.00%	June, 2025	1,369,994	-	1,369,994
China Zheshang Bank (1)	4.50%	September, 2025	1,369,994	-	1,369,994
Bank of Jiangsu (1)	4.00%	September, 2025	1,369,994	-	1,369,994
Shanghai Bank (2)	4.00%	February, 2025	1,095,996	-	1,095,996
Agricultura Bank of China (1)	3.35%	April, 2025	1,095,996	-	1,095,996
Bank of Jiangsu (1)	4.00%	July, 2025	684,998	-	684,998
Beijing Bank (1)	4.50%	October, 2024	2,816,941	2,816,939	-
China Construction Bank (1)	3.65%	February, 2024	2,112,706	2,112,706	-
Shanghai Bank (1)	4.00%	November, 2024	2,112,706	2,112,706	-
Agricultura Bank of China (1)	3.45%	April, 2024	1,971,859	1,971,859	-
Agricultura Bank of China (1)	3.45%	May, 2024	1,690,165	1,690,165	-
Shanghai Rural Commercial Bank	3.30%	October, 2024	1,408,471	1,408,471	-
Bank of Ningbo	4.30%	July, 2024	1,408,471	1,408,471	-
Bank of Ningbo	4.30%	August, 2024	1,408,471	1,408,471	-
Bank of Jiangsu (1)	4.50%	July, 2024	1,408,471	1,408,471	-
Bank of Jiangsu (1)	4.50%	October, 2024	1,408,471	1,408,471	-
Agricultura Bank of China (1)	3.35%	July, 2024	1,408,471	1,408,471	-
Shanghai Bank (2)	4.65%	January, 2024	1,408,471	1,408,471	-
Shanghai Bank (2)	4.65%	January, 2024	1,267,623	1,267,623	-
Agricultura Bank of China (1)	3.35%	May, 2024	845,082	845,082	-
Shanghai Minhang Shangying Bank	5.50%	January, 2024	704,235	704,235	-
Bank of Nanjing (4)	5.50%	June, 2024	704,235	704,235	-
Bank of Nanjing (4)	5.50%	July, 2024	704,235	704,235	-
Agricultura Bank of China (1)	3.45%	March, 2024	704,235	704,235	-
Shanghai Bank (1)	4.00%	November, 2024	704,235	704,235	-
Agricultura Bank of China (1)	3.45%	March, 2024	422,541	422,541	-
Shanghai Bank (2)	4.65%	January, 2024	140,847	140,847	-
Total				26,760,940	32,879,865

(1)	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I.

(2)	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I, and guaranteed by Zhizhen Zhilian Artificial Intelligence Technology (Shanghai) Co., Ltd., the subsidiary of the Group, and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs.

(3)	These borrowings are pledged by the account receivables owned by Shanghai Xiao-I.

(4)	These borrowings are guaranteed by Guizhou Xiao-I.

(5)

The Group is required to maintain a specified gearing ratio in accordance with the loan covenants under its agreement with China Construction Bank. As at December 31, 2024, the Group met the required leverage threshold under Chinese Accounting Standards. As of the date of this annual report, the loan has reached maturity but remains outstanding and unpaid. The Group is currently in active discussions with China Construction Bank to secure refinancing arrangements.

The interest expenses of short-term borrowings were $651,287, $915,444 and $1,311,845 for the years ended December 31, 2022, 2023 and 2024, respectively. The weighted average interest rates of short-term loans outstanding were 4.15% and 4.18% per annum as of December 31, 2023 and 2024, respectively.